UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           03/31/07

Check here if Amendment / /; Amendment Number: 1
This Amendment (Check only one):    / / is a restatement
                                    / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           05/14/2007
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3

Form 13F Information Table Entry Total:                 30

Form 13F Information Table Value Total (x$1000):  $158,636

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd

                                                 FORM 13F INFORMATION TABLE

                                                     VALUE       SHARES/    SH/  PUT/ INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT     PRN  CALL DSCRETN     MANAGERS   SOLE    SHARED   NONE
----------------------   -------------- ---------  -----------  --------    ---  ---- --------    --------  --------  ------   ----
-----------------------------------------------------------------------------------------------------------------------------------
AEGON NV   ADR              COM          007924103     4,061      203,647    SH       Share-defined   123     203,647
AMERICAN CAP STRATEGIES
   LTD COM STK              COM          024937104     3,177       71,700    SH       Share-defined   123      71,700
AMERICAN FINL GROUP INC
   OHIO COM STK             COM          025932104     6,731      197,745    SH       Share-defined   123     197,745
AMERICAN HOME MORTGAGE
   INVESTM COM REIT         COM          02660R107     2,159       80,000    SH       Share-defined   123      80,000
AMVESCAP PLC  ADR           COM          03235E100     5,709      258,348    SH       Share-defined   123     258,348
BRT REALTY TRUST
   COM REIT                 COM          055645303     4,464      147,855    SH       Share-defined   123     147,855
CHICAGO MERCANTILE
   EXCHANGE HO CL A         COM          167760107     2,183        4,100    SH       Share-defined   123       4,100
CHUBB CORP   COM STK        COM          171232101     5,664      109,628    SH       Share-defined   123     109,628
CREDIT SUISSE GROUP
   ZUERICH ADR              COM          225401108     7,512      104,584    SH       Share-defined   123     104,584
DEALERTRACK HOLDINGS
   INC COM STK              COM          242309102     8,448      275,000    SH       Share-defined   123     275,000
DOLLAR THRIFTY
   AUTOMOTIVE GRO COM STK   COM          256743105     8,770      171,822    SH       Share-defined   123     171,822
E TRADE FINL CORP
   COM STK                  COM          269246104     7,011      330,393    SH       Share-defined   123     330,393
EMPLOYERS HLDGS INC
   COM STK                  COM          292218104     2,232      111,490    SH       Share-defined   123     111,490
FIRSTFED FINANCIAL CORP
   (DEL) COM STK            COM          337907109     5,921      104,184    SH       Share-defined   123     104,184
GATX CORP   COM STK         COM          361448103     5,110      106,897    SH       Share-defined   123     106,897
HMS HOLDINGS CORP
   COM STK                  COM          40425J101     5,138      234,621    SH       Share-defined   123     234,621
HILB ROGAL & HOBBS CO
   COM STK                  COM          431294107     4,026       82,075    SH       Share-defined   123      82,075
INTERNATIONAL SECS
   EXCHANGE INC             COM          46031W204     8,351      171,120    SH       Share-defined   123     171,120
INVESTMENT TECHNOLOGY
   GROUP  I COM STK         COM          46145F105     7,491      191,098    SH       Share-defined   123     191,098
INVESTOOLS INC  COM STK     COM          46145P103     1,630      117,271    SH       Share-defined   123     117,271
KKR FINANCIAL CORP
   COM STK                  COM          482476306     6,910      251,917    SH       Share-defined   123     251,917
KNIGHT CAPITAL GROUP
   INC COM STK              COM          499005106     4,412      278,507    SH       Share-defined   123     278,507
MERUELO MADDUX
   PROPERTIES INC           COM          590473104     7,931      906,365    SH       Share-defined   123     906,365
METROCORP BANCSHARES
   INC COM STK              COM          591650106     2,909      137,236    SH       Share-defined   123     137,236
MOBILE MINI INC COM STK     COM          60740F105     4,001      149,407    SH       Share-defined   123     149,407
NAVIGATORS GROUP
   INC COM STK              COM          638904102     4,438       88,467    SH       Share-defined   123      88,467
PGT INC  COM STK            COM          69336V101     6,358      529,816    SH       Share-defined   123     529,816
PNC FINANCIAL SERVICES
   GROUP COM STK            COM          693475105     4,559       63,352    SH       Share-defined   123      63,352
SCHWAB CHARLES CORP
   NEW COM STK              COM          808513105     5,910      323,109    SH       Share-defined   123     323,109
IPC HOLDINGS LIMITED
   BERMUDA COM STK          COM          G4933P101     5,420      187,880    SH       Share-defined   123     187,880

                                                     158,636
